CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 29,703	$ 8,822	$ 8,940
COST OF REVENUES	7,301	1,896	1,619
GROSS PROFIT	22,402	6,926	7,321
OPERATING EXPENSES:
Research and development	3,359	564	313
Sales and marketing	7,036	3,158	3,060
General and administrative	2,773	1,183	857
Other expenses	1,225	507	1,085
Total operating expenses	14,393	5,412	5,315
OPERATING INCOME	8,009	1,514	2,006
Financial income (expenses), net	(133)	(156)	1,805
INCOME BEFORE INCOME TAXES	7,876	1,358	3,811
Income tax benefit (expense)	(1,675)	5,108	1,006
NET INCOME FOR THE YEAR	$ 6,201	$ 6,466	$ 4,817
Net income per share:
Basic	$ 0.46	$ 0.71	$ 0.75
Diluted	$ 0.45	$ 0.70	$ 0.59
Shares used in calculation of net income per share:
Basic (in shares)	13,560,490	9,107,130	6,464,808
Diluted (in shares)	13,662,151	9,194,865	8,156,339